Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices and Timing
As part of our commitment to transparency and sound corporate governance, we disclose below our policies and practices related to the grant of equity awards in proximity to the release of material nonpublic information.
Our Board of Directors and the Committee oversee the granting of equity awards to our executive officers. The timing of such awards is determined in accordance with the following policies and practices:
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Pre-Determined Grant Schedule:   We generally grant equity awards on a predetermined schedule, typically in connection with our annual compensation cycle or as part of an executive’s new hire or promotion package.

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Consideration of Material Nonpublic Information:   The Board of Directors and the Committee consider whether material nonpublic information may be available when granting equity awards. We do not grant equity awards with the intent to take advantage of anticipated movements in stock price due to the release of such information.
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Disclosure Timing:   We do not intentionally time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
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Pre-Determined Grant Schedule:   We generally grant equity awards on a predetermined schedule, typically in connection with our annual compensation cycle or as part of an executive’s new hire or promotion package.
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Disclosure Timing:   We do not intentionally time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
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Consideration of Material Nonpublic Information:   The Board of Directors and the Committee consider whether material nonpublic information may be available when granting equity awards. We do not grant equity awards with the intent to take advantage of anticipated movements in stock price due to the release of such information.

MNPI Disclosure Timed for Compensation Value	false